SCHEDULE II. VALUATION AND QUALIFYING ACCOUNTS	12 Months Ended
Dec. 31, 2011
Valuation And Qualifying Accounts Disclosure [Abstract]
Schedule of Valuation and Qualifying Accounts Disclosure [Text Block]
SCHEDULE II. VALUATION AND QUALIFYING ACCOUNTS
For the Years Ended December 31, 2011, 2010, and 2009

	Balance at Beginning of Period	Charged to Costs and Expenses	Charged to Other Accounts	Deductions		Balance at End of Period
	(In millions)
Allowance for doubtful accounts, deducted from accounts receivable
Year Ended December 31, 2011	$25	$60	$—	$(62)	(a)	$23
Year Ended December 31, 2010	29	54	—	(58)	(a)	25
Year Ended December 31, 2009	3	61	—	(35)	(a)	29
Income tax valuation allowance, deducted from deferred tax assets
Year Ended December 31, 2011	$191	$(63)	$(45)	$—		$83
Year Ended December 31, 2010	233	(34)	(8)	—		191
Year Ended December 31, 2009	359	(130)	4	—		233

(a)	Represents principally net amounts charged as uncollectible.